American Funds® Developing World Growth and
Income Fund
Investment portfolio
August 31, 2026
unaudited

Common stocks 96.57% Information technology 31.12%	Shares	Value (000)
Taiwan Semiconductor Manufacturing Co., Ltd.	4,196,000	$318,120
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	129,645	53,844
SK hynix, Inc.	164,462	201,161
Samsung Electronics Co., Ltd.	672,857	127,826
MediaTek, Inc.	504,058	62,368
Lenovo Group, Ltd.	5,826,000	22,328
Baidu, Inc., Class A (a)	910,900	11,179
Park Systems Corp.	46,986	9,012
Globant SA (a)(b)	213,066	8,674
Tokyo Electron, Ltd.	23,300	8,232
Tata Consultancy Services, Ltd.	263,142	6,633
Xiaomi Corp., Class B (a)	1,246,200	4,391
Hygon Information Technology Co., Ltd., Class A	36,973	1,397
		835,165
Financials 22.93%
Hana Financial Group, Inc.	722,237	71,928
Samsung Life Insurance Co., Ltd.	231,430	51,745
PICC Property and Casualty Co., Ltd., Class H	20,121,386	43,742
ICICI Bank, Ltd.	1,565,993	23,923
ICICI Bank, Ltd. (ADR)	195,365	5,931
PKO Bank Polski SA, Class C	972,307	29,734
Cholamandalam Investment and Finance Co., Ltd.	1,454,168	28,377
Bank Central Asia Tbk PT	72,932,500	26,658
Banco BTG Pactual SA, units	2,394,595	25,284
People’s Insurance Co. (Group) of China, Ltd. (The), Class H	34,062,000	24,856
Axis Bank, Ltd.	1,474,086	20,133
Shriram Finance, Ltd.	1,644,644	19,178
Capitec Ltd.	66,160	19,106
Bank of China, Ltd., Class H	24,000,000	18,065
Abu Dhabi Commercial Bank PJSC	4,024,566	16,589
SinoPac Financial Holdings Co., Ltd.	12,051,877	15,615
Multi Commodity Exchange of India, Ltd.	425,656	15,205
KB Financial Group, Inc. (ADR)	81,239	10,138
KB Financial Group, Inc.	35,688	4,519
Halyk Bank JSC (GDR) (c)	205,060	6,951
Halyk Bank JSC (GDR)	186,396	6,319
AIA Group, Ltd.	1,339,400	13,029
Public Bank Bhd.	9,900,900	12,173
Nova Ljubljanska Banka dd (GDR)	228,144	11,965
Grupo Financiero Banorte, SAB de CV, Series O	971,394	11,000
Abu Dhabi Islamic Bank PJSC	1,737,461	10,833
Samsung Fire & Marine Insurance Co., Ltd.	21,438	10,417
Guaranty Trust Holding Co. PLC	96,752,895	9,622
360 ONE WAM, Ltd.	701,788	8,663
China Merchants Bank Co., Ltd., Class H	1,201,000	7,807
American Funds Developing World Growth and Income Fund — Page 1 of 7

unaudited
Common stocks (continued) Financials (continued)	Shares	Value (000)
Nu Holdings, Ltd., Class A (a)	449,737	$6,544
Saudi National Bank (The)	557,941	6,434
BSE, Ltd.	172,023	5,932
Kasikornbank PCL, foreign registered shares	688,700	5,152
BDO Unibank, Inc.	2,664,630	4,965
Al Rajhi Banking and Investment Corp., non-registered shares	239,823	4,308
Max Financial Services, Ltd. (a)	157,397	2,601
		615,441
Industrials 9.48%
Hanwha Aerospace Co., Ltd.	38,132	30,704
International Container Terminal Services, Inc.	2,036,050	28,943
LG Corp.	284,921	24,857
Contemporary Amperex Technology Co., Ltd., Class A	454,976	24,615
Adani Ports & Special Economic Zone, Ltd.	1,219,921	20,418
HD Hyundai Marine Solution Co., Ltd.	108,548	16,457
Adani Enterprises, Ltd.	484,226	14,545
Rumo SA	4,496,648	13,087
Shenzhen Inovance Technology Co., Ltd., Class A	1,286,544	11,845
Didi Global, Inc. (ADR) (a)	3,118,749	11,383
Astor Transformator Enerji Turizm Insaat Ve Petrol Sanayi Ticaret A.S.	1,461,023	9,862
Sany Heavy Industry Co., Ltd., Class A (a)	2,981,400	8,878
Motiva Infraestrutura de Mobilidade SA	2,468,606	7,366
BOC Aviation, Ltd.	731,800	7,016
Hyundai Glovis Co.,Ltd.	43,992	6,670
Korean Air Lines Co., Ltd.	231,407	4,751
Jiangsu Hengli Hydraulic Co., Ltd., Class A	310,348	4,734
AirTAC International Group	102,000	4,582
Kanzhun, Ltd., Class A (ADR)	214,094	3,717
		254,430
Consumer discretionary 8.20%
Alibaba Group Holding, Ltd.	4,278,200	62,330
H World Group, Ltd. (ADR)	468,221	22,156
H World Group, Ltd.	928,900	4,385
Fuyao Glass Industry Group Co., Ltd., Class A	3,021,417	25,444
Trip.com Group, Ltd. (ADR) (a)	448,129	20,009
Trip.com Group, Ltd. (a)	14,050	644
Vibra Energia SA	2,614,416	17,367
MercadoLibre, Inc. (a)	7,279	14,094
PDD Holdings, Inc. (ADR) (a)	119,927	10,074
Hyundai Mobis Co., Ltd.	25,639	8,496
MakeMyTrip, Ltd. (a)(b)	121,988	7,107
Meituan, Class B (a)	645,400	6,496
Mahindra & Mahindra, Ltd.	162,581	5,606
Coupang, Inc., Class A (a)	293,518	4,714
Shenzhou International Group Holdings, Ltd.	956,100	4,281
Midea Group Co., Ltd., Class H	296,300	3,833
Eternal, Ltd. (a)	905,989	3,123
		220,159
Communication services 7.61%
Tencent Holdings, Ltd.	1,418,102	81,955
NetEase, Inc.	845,400	20,751
NetEase, Inc. (ADR)	141,169	17,191
American Funds Developing World Growth and Income Fund — Page 2 of 7

unaudited
Common stocks (continued) Communication services (continued)	Shares	Value (000)
Bharti Airtel, Ltd.	1,569,157	$29,871
MTN Group, Ltd.	1,780,604	20,898
KT Corp. (ADR)	547,778	10,781
KT Corp.	114,030	4,488
Singapore Telecommunications, Ltd.	2,364,800	8,446
Telkom Indonesia (Persero) Tbk PT, Class B	38,996,800	5,724
Info Edge (India), Ltd.	209,217	2,886
America Movil, SAB de CV, Class B (ADR)	58,829	1,355
		204,346
Materials 6.64%
Barrick Mining Corp. (b)	677,106	30,355
Barrick Mining Corp. (CAD denominated)	120,675	5,412
Grupo Mexico, SAB de CV, Series B	2,025,875	27,846
Suzano SA	2,126,305	18,589
Baoshan Iron & Steel Co., Ltd., Class A	18,759,100	16,247
Valterra Platinum, Ltd. (ZAR denominated)	168,580	14,413
Valterra Platinum, Ltd. (ADR)	91,421	1,306
LG Chem, Ltd.	60,497	12,377
Siam Cement PCL, foreign registered shares	1,456,100	11,464
Pan American Silver Corp.	196,961	10,226
Sasol, Ltd. (a)	621,100	7,521
Sasol, Ltd. (ADR) (a)(b)	156,877	1,886
Anhui Conch Cement Co., Ltd., Class H	4,281,000	9,246
Saudi Basic Industries Corp. non-registered shares	676,318	8,906
Vale SA (ADR), ordinary nominative shares	167,958	2,535
		178,329
Health care 2.88%
Rede D’Or Sao Luiz SA	3,662,532	24,867
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class A	2,085,639	14,299
Jiangsu Hengrui Pharmaceutical Co., Ltd., Class H	780,600	4,587
BeOne Medicines, Ltd. (a)	262,646	7,218
BeOne Medicines, Ltd. (ADR) (a)	17,082	6,142
Innovent Biologics, Inc. (a)	871,500	11,541
Max Healthcare Institute, Ltd.	482,401	5,281
Torrent Pharmaceuticals, Ltd.	63,506	3,380
		77,315
Consumer staples 2.84%
KT&G Corp.	151,378	19,699
Avenue Supermarts, Ltd. (a)	383,007	15,694
Fomento Economico Mexicano, SAB de CV	727,825	8,785
MBRF Global Foods Co. SA	2,355,260	8,300
Carlsberg A/S, Class B	58,822	8,075
Godrej Consumer Products, Ltd.	592,691	5,612
United Spirits, Ltd.	347,025	5,432
Almarai Co.	352,566	4,601
		76,198
American Funds Developing World Growth and Income Fund — Page 3 of 7

unaudited
Common stocks (continued) Real estate 2.10%	Shares	Value (000)
China Resources Land, Ltd.	10,461,500	$40,119
Embassy Office Parks REIT	2,141,651	9,866
Longfor Group Holdings, Ltd.	5,082,500	4,092
Corp. Inmobiliaria Vesta, SAB de CV (ADR)	62,550	2,153
		56,230
Energy 1.98%
Petroleo Brasileiro SA Petrobras (ADR), ordinary nominative shares	1,625,331	31,450
ADNOC Gas PLC	12,542,360	11,098
ADNOC Drilling Co. PJSC	4,925,567	7,778
Reliance Industries, Ltd.	199,924	2,682
		53,008
Utilities 0.79%
Adani Power, Ltd. (a)	6,380,408	13,273
Adani Green Energy, Ltd. (a)	406,041	5,183
Companhia de Saneamento de Minas Gerais COPASA MG	185,600	1,978
Companhia de Saneamento de Minas Gerais COPASA MG (a)	63,267	674
		21,108
Total common stocks (cost: $1,648,552,000)		2,591,729
Preferred securities 0.16% Energy 0.16%
Petroleo Brasileiro SA Petrobras, preferred nominative shares	503,015	4,370
Total preferred securities (cost: $4,959,000)		4,370
Bonds, notes & other debt instruments 0.82% Bonds & notes of governments & government agencies outside the U.S. 0.82% Brazil 0.82%	Principal amount (000)
Brazil (Federative Republic of) 10.00% 1/1/2027	BRL67,500	12,856
Brazil (Federative Republic of) 10.00% 1/1/2031	54,800	9,155
Total bonds & notes of governments & government agencies outside the U.S.		22,011
Total bonds, notes & other debt instruments (cost: $20,182,000)		22,011
Short-term securities 2.71% Money market investments 2.71%	Shares
Capital Group Central Cash Fund 3.78% (d)(e)	725,824	72,575
Total short-term securities (cost: $72,575,000)		72,575
Total investment securities 100.26% (cost: $1,746,268,000)		2,690,685
Other assets less liabilities (0.26)%		(6,881)
Net assets 100.00%		$2,683,804
American Funds Developing World Growth and Income Fund — Page 4 of 7

unaudited
Investments in affiliates (e)

	Value at 12/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 8/31/2026 (000)	Dividend or interest income (000)
Short-term securities 2.70%
Money market investments 2.70%
Capital Group Central Cash Fund 3.78% (d)	$67,933	$470,360	$465,733	$9	$6	$72,575	$1,933

(a)	Non-income producing.
(b)	All or a portion of this security was on loan.
(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,951,000, which represented 0.26% of the net assets of the fund.

(d)	Rate represents the seven-day yield at 8/31/2026.
(e)	Affiliate of the fund or part of the same “group of investment companies“ as the fund, as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
American Funds Developing World Growth and Income Fund — Page 5 of 7

unaudited
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of August 31, 2026, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$772,797	$62,368	$—	$835,165
Financials	615,441	—	—	615,441
Industrials	254,430	—	—	254,430
Consumer discretionary	220,159	—	—	220,159
Communication services	199,858	4,488	—	204,346
Materials	178,329	—	—	178,329
Health care	77,315	—	—	77,315
Consumer staples	76,198	—	—	76,198
Real estate	56,230	—	—	56,230
Energy	53,008	—	—	53,008
Utilities	21,108	—	—	21,108
Preferred securities	4,370	—	—	4,370
Bonds, notes & other debt instruments	—	22,011	—	22,011
Short-term securities	72,575	—	—	72,575
Total	$2,601,818	$88,867	$—	$2,690,685
American Funds Developing World Growth and Income Fund — Page 6 of 7

unaudited

Key to abbreviation(s)
ADR = American Depositary Receipts
BRL = Brazilian reais
CAD = Canadian dollars
GDR = Global Depositary Receipts
REIT = Real Estate Investment Trust
ZAR = South African rand
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2026 Capital Group. All rights reserved.
MFGEFP3-100-1026
American Funds Developing World Growth and Income Fund — Page 7 of 7